SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 797,000	$ 21,000
Total deferred tax asset	797,000	21,000
Valuation allowance	(797,000)	(21,000)
Net deferred tax assets